Consolidated statements of cash flows $ in Thousands		12 Months Ended
		Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss after income tax expense for the year		$ (26,778)	$ (20,465)	$ (25,014)
Adjustments for:
Amortisation		1,869	1,869	1,869
Issuance of liability classified warrants for services		5,961	0	0
Share-based payments	[1]	533	1,159	1,675
Foreign currency (gain) / loss		(20)	46	(2,154)
Loss/(gain) on remeasurement of contingent consideration		134	(2,097)	0
Gain on remeasurement of promissory note		(25)	0	0
Gain on remeasurement of financial assets		(1,257)	0	0
Cash flows from used in operations before changes in working capital		(19,583)	(19,488)	(23,624)
Change in operating assets and liabilities:
Increase/(decrease) in trade and other receivables		5	3,450	(7)
Increase/(decrease) in other assets		1,041	365	(277)
Increase/(decrease) in trade and other payables		10,738	569	(528)
(Decrease)/increase in other provisions		(349)	264	201
Decrease in deferred tax liability		(271)	(271)	(368)
(Decrease)/increase in borrowings		(1,162)	(45)	1,841
Net cash used in operating activities		(9,581)	(15,156)	(22,762)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of milestone related to contingent consideration		0	0	(2,365)
Net cash used in investing activities		0	0	(2,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of transaction costs		2,914	12,972	3,726
Proceeds from issuance of equity and pre-funded warrants		2,666	0	0
Proceeds from promissory note		776	0	0
Repayment of promissory note		(371)	0	0
Net cash provided by financing activities		5,985	12,972	3,726
Net (decrease)/increase in cash and cash equivalents		(3,596)	(2,184)	(21,401)
Cash and cash equivalents at the beginning of the financial year		5,241	7,361	27,587
Effects of exchange rate changes on cash		12	64	1,175
Cash and cash equivalents at the end of the financial year		1,657	5,241	7,361
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of convertible promissory note		380	0	0
Exercise of pre-funded warrants		$ 864	$ 0	$ 0

[1]	1,674 per statement of changes in equity